Investment securities - Maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Maturities of the Group's investment securities
Investment securities	$ 83,417	$ 91,539
Up to 1 year
Maturities of the Group's investment securities
Investment securities	7,830
Over 1 year to 5 years
Maturities of the Group's investment securities
Investment securities	42,616
Over 5 Years to 10 Years
Maturities of the Group's investment securities
Investment securities	31,011
Over 10 Years
Maturities of the Group's investment securities
Investment securities	1,683
No Specific Maturity
Maturities of the Group's investment securities
Investment securities	277
Government and semi-government debt securities
Maturities of the Group's investment securities
Investment securities	$ 67,318
Weighted average yield	1.40%
Government and semi-government debt securities | Up to 1 year
Maturities of the Group's investment securities
Investment securities	$ 5,476
Weighted average yield	2.80%
Government and semi-government debt securities | Over 1 year to 5 years
Maturities of the Group's investment securities
Investment securities	$ 29,150
Weighted average yield	1.10%
Government and semi-government debt securities | Over 5 Years to 10 Years
Maturities of the Group's investment securities
Investment securities	$ 31,009
Weighted average yield	1.50%
Government and semi-government debt securities | Over 10 Years
Maturities of the Group's investment securities
Investment securities	$ 1,683
Weighted average yield	1.30%
Other debt securities
Maturities of the Group's investment securities
Investment securities	$ 15,822
Weighted average yield	1.00%
Other debt securities | Up to 1 year
Maturities of the Group's investment securities
Investment securities	$ 2,354
Weighted average yield	1.30%
Other debt securities | Over 1 year to 5 years
Maturities of the Group's investment securities
Investment securities	$ 13,466
Weighted average yield	1.00%
Other debt securities | Over 5 Years to 10 Years
Maturities of the Group's investment securities
Investment securities	$ 2
Weighted average yield	1.90%
Equity securities
Maturities of the Group's investment securities
Investment securities	$ 277
Equity securities | No Specific Maturity
Maturities of the Group's investment securities
Investment securities	277
Parent Entity
Maturities of the Group's investment securities
Investment securities	$ 77,863	$ 85,826